Other liabilities	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Liabilities [line items]
Other liabilities
35 Other
liabilities

	2025	2024

Payables due to policyholders	672	815

Payables due to brokers and agents	486	505

Social security and taxes payable	62	57

Income tax payable	-	4

Investment creditors	1,329	1,175

Cash collateral on derivative transactions	145	250

Cash collateral on securities lent	1,677	1,898

Cash collateral - other	150	92

Lease liabilities	187	216

Other creditors	1,736	2,112

On December 31	6,445	7,124

Current	6,281	6,930

Non-current	164	194
The carrying amounts disclosed are reasonable approximations of the fair values at year-end,
given the predominantly current nature of the other liabilities.

Aegon Ltd. [member]
Disclosure Of Other Liabilities [line items]
Other liabilities
21 Current liabilities
Loans from and payables to group companies have a maturity of less than one year. Other current liabilities include derivatives with negative fair values of EUR 2 million (2024: EUR 44 million).